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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK: 92.4%
	Australia: 21.1%
140,980	Australia & New Zealand Banking Group Ltd.	$2,925,815
2,022,441	Australian Wealth Management Ltd.	3,338,251
96,076	BHP Billiton Ltd.	4,039,396
280,336	Billabong International Ltd.	3,241,087
211,696	Caltex Australia Ltd.	3,027,239
82,610	Commonwealth Bank of Australia	3,345,911
3,502,346	Emeco Holdings Ltd.	3,850,850
908,146	Macquarie Airports Management Ltd.	2,520,074
57,220	Macquarie Group Ltd.	2,989,307
1,273,681	Macquarie Infrastructure Group	3,654,787
118,491	National Australia Bank Ltd.	3,551,483
578,247	OneSteel Ltd.	3,992,910
127,563	QBE Insurance Group Ltd.	2,983,891
2,634,454	Sigma Pharmaceuticals Ltd.	3,113,691
760,320	Telstra Corp., Ltd.	3,455,397
108,609	Wesfarmers Ltd.	3,940,241
161,522	Westpac Banking Corp.	3,594,898
125,126	Woolworths Ltd.	3,318,877
		60,884,105
	China: 7.9%
4,560,000	Anhui Expressway Co., Ltd.	3,392,565
3,630,000	China Construction Bank	3,240,965
3,654,000	China Petroleum & Chemical Corp.	3,690,820
5,029,000	Industrial and Commercial Bank of China Ltd.	3,766,777
4,062,000	Jiangsu Expressway Co., Ltd.	3,096,260
2,160,000	PetroChina Co., Ltd.	3,079,866
2,347,000	Weiqiao Textile Co.	2,488,804
		22,756,057
	Hong Kong: 14.0%
1,499,500	BOC Hong Kong Holdings Ltd.	3,838,495
208,000	China Mobile Ltd.	3,060,114
425,000	CLP Holdings Ltd.	3,839,816
2,133,000	CNOOC Ltd.	3,776,631
6,126,000	Denway Motors Ltd.	2,871,634
263,500	Esprit Holdings Ltd.	3,085,063
188,800	Hang Seng Bank Ltd.	3,830,534
633,500	HongKong Electric Holdings	3,825,926
1,166,000	Industrial & Commercial Bank of China (Asia) Ltd.	3,105,149
3,887,000	Kingboard Laminates Holdings Ltd.	2,634,092
209,000	Sun Hung Kai Properties Ltd.	3,365,892
5,172,000	TPV Technology Ltd.	3,185,767
		40,419,113
	India: 2.3%
556,276	Hindustan Petroleum Corp.	3,200,171
163,700	Oil & Natural Gas Corp., Ltd.	3,327,704
		6,527,875
	Malaysia: 5.4%
1,876,000	Berjaya Sports Toto BHD	2,981,425
972,300	Commerce Asset Holdings BHD	2,850,880
389,700	Digi.com BHD	3,186,653
1,266,125	Malayan Banking BHD	2,931,155
1,004,900	Public Bank BHD	3,566,981
		15,517,094
	New Zealand: 1.1%
512,445	Fletcher Building Ltd.	3,214,230
		3,214,230
$	Philippines: 2.5%
2,309,300	Bank of the Philippine Islands	2,800,348
70,420	Globe Telecom, Inc.	2,076,543
37,520	Philippine Long Distance Telephone Co.	2,246,695
		7,123,586

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (Continued)

Shares			Value
		Singapore: 8.1%
2,541,000		ComfortDelgro Corp., Ltd.	$3,003,736
249,000		DBS Group Holdings Ltd.	3,564,388
238,000		Singapore Airlines Ltd.	2,778,493
4,598,000		Singapore Post Ltd.	3,678,974
1,258,000		Singapore Press Holdings Ltd.	3,956,334
1,258,000		Singapore Telecommunications Ltd.	3,524,317
1,299,080		StarHub Ltd.	2,726,918
			23,233,160
		South Korea: 9.8%
226,680		Daegu Bank	3,346,634
112,000		Daishin Securities Co., Ltd.	2,160,414
42,000		Kookmin Bank	2,615,990
206,370		Korea Exchange Bank	3,076,720
79,240		KT Corp.	3,559,634
52,000		KT&G Corp.	4,513,852
195,790		Pusan Bank	2,843,351
48,000		S-Oil Corp.	3,446,732
122,420		Woori Investment & Securities Co., Ltd.	2,599,160
			28,162,487
		Taiwan: 15.8%
1,947,000		Acer, Inc.	4,043,746
2,113,210		China Steel Corp.	3,615,156
3,165,730		Compal Electronics, Inc.	3,521,154
872,000		Delta Electronics, Inc.	2,491,609
2,525,660		Far EasTone Telecommunications Co., Ltd.	4,387,419
124,100		High Tech Computer Corp.	3,306,653
2,367,000		Lite-On Technology Corp.	2,805,275
1,346,000		Nan Ya Plastics Corp.	3,121,793
780,297		Novatek Microelectronics Corp., Ltd.	3,033,737
1,992,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,356,259
1,771,000		Tung Ho Steel Enterprise Corp.	3,702,016
1,181,000		U-Ming Marine Transport Corp.	3,819,936
1,910,000		Wistron Corp.	3,266,819
			45,471,572
		Thailand: 2.2%
1,225,400		Advanced Info Service PCL	3,676,969
1,285,200		Thai Oil PCL	2,529,023
			6,205,992
		United Kingdom: 2.2%
1,306,699		Henderson Group PLC	3,413,391
182,800		HSBC Holdings PLC	3,080,081
			6,493,472
		Total Common Stock (Cost $266,763,272)	266,008,743
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Australia: 1.1%
191,233		Westfield Group	3,122,091
			3,122,091
		Singapore: 2.0%
3,452,000	@	Ascendas India Trust	2,788,880
1,721,000	@	Ascendas Real Estate Investment Trust	3,118,966
			5,907,846
		Total Real Estate Investment Trusts (Cost $9,211,934)	9,029,937

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (Continued)

Shares				Value
PREFERRED STOCK: 1.4%
		South Korea: 1.4%
7,816		Samsung Electronics Co., Ltd.		$3,992,656
		Total Preferred Stock
		(Cost $3,757,330)		3,992,656
		Total Investments in Securities
		(Cost $279,732,536)*	96.9%	$279,031,336
		Other Assets and Liabilities — Net	3.1	9,048,249
		Net Assets	100.0%	$288,079,585

	@	Non-income producing security
	*	Cost for federal income tax purposes is $279,859,246.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$21,816,459
		Gross Unrealized Depreciation		(22,644,369)
		Net Unrealized Depreciation		$(827,910)

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (Continued)

Percentage of
Industry	Net Assets
Agriculture	1.6%
Airlines	1.0
Apparel	2.2
Auto Manufacturers	1.0
Banks	21.5
Building Materials	1.1
Chemicals	1.1
Commercial Services	2.2
Computers	7.0
Diversified	1.1
Diversified Financial Services	5.0
Electric	2.7
Electrical Components & Equipment	0.9
Electronics	0.9
Engineering & Construction	0.9
Entertainment	1.0
Food	1.1
Insurance	1.0
Investment Companies	1.3
Iron/Steel	3.9
Machinery - Diversified	1.3
Media	1.4
Mining	1.4
Miscellaneous Manufacturing	1.4
Office Property	0.9
Oil & Gas	9.0
Pharmaceuticals	1.1
Real Estate	1.2
Semiconductors	4.0
Shopping Centers	1.1
Telecommunications	11.1
Textiles	0.9
Transportation	3.6
Other Assets and Liabilities - Net	3.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (Continued)

Written Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
4,720	Deutsche Bank, AG	Australia S&P/ASX 200 Index	06/04/08	5,772.56	AUD	$524,217	$(79,861)
4,410	Goldman Sachs	Hong Kong Hang Seng Index	06/04/08	26,284.18	HKD	387,011	(1,651)
59,000,000	Deutsche Bank, AG	Korea KOSPI 200 Index	06/04/08	241.11	KRW	306,091	(55,906)
41,300	Goldman Sachs	Taiwan TAIEX Index	06/04/08	8,893.04	TWD	318,084	(11,108)
						$1,535,403	$(148,526)
		Total Premiums Received:	$1,535,403
	Total Liabilities for Call Options Written:		$148,526

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (Continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Funds own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,639,760	$—
Level 2- Other Significant Observable Inputs	273,391,576	—
Level 3- Significant Unobservable Inputs	—	(148,526)
Total	$279,031,336	$(148,526)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of May 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$—	$(1,033,944)
Net purchases (sales)	—	(638,977)
Total realized and unrealized gain (loss)	—	1,524,395
Transfers in and/or out of Level 3	—	—
Balance at 05/31/08	$—	$(148,526)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2008